SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Period of extended warranty	1 year
Maximum [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Period of extended warranty	3 years
Warranty Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 8,049	$ 7,467	$ 6,981
Charged to costs and expenses relating to new sales	11,914	11,433	9,126
Costs of product warranty claims	(10,210)	(10,779)	(8,501)
Translation differences	(50)	(72)	(189)
Balance at the end of the year	9,303	8,049	7,467
Warranty Reserves [Member] | Ultrashape [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Warranty provision related to acquisitions			50
Warranty Reserves [Member] | Syneron Beauty Inc [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Warranty provision related to acquisitions	$ (400)